Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000092784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000130039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	19.72%	8.36%		7.94%
C000020143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	14.60%	7.78%		7.90%
C000092783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000130040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000035582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000053346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	28.22%	6.67%		8.91%
C000053345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	22.78%	6.21%		8.92%
C000020162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	32.96%	11.63%		10.69%
C000089469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	27.31%	11.17%		10.71%
C000092803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load with Load
Average Annual Return, Percent	17.88%	3.65%		4.50%
C000089465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	12.77%	3.17%		4.53%
C000092802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000150666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000064969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	31.32%	7.05%		8.93%
C000020165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	25.68%	6.60%		8.95%
C000020166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000209977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000209976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000237505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	11.47%	0.31%	1.66%
C000237504
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	8.05%	0.04%	1.51%
C000122976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000122978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	10.83%	2.79%		2.45%
C000122977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	8.15%	2.58%		2.56%
C000122975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000176625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	24.80%	8.54%		7.87%
C000020243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	19.47%	8.08%		7.88%
C000020246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000092786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000219846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000064968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	26.92%	12.39%		10.51%
C000020160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	21.47%	11.58%		10.37%
C000020159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000020179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000130041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000053348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	24.81%	10.59%		9.24%
C000053347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	19.44%	10.10%		9.25%
C000020178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
Without Sales Load [Member] | C000092784
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%	9.49%		8.97%
Without Sales Load [Member] | C000130039
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%	9.53%		9.00%
Without Sales Load [Member] | C000020145
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%	8.36%		7.94%
Without Sales Load [Member] | C000020143
Average Annual Return [Line Items]
Average Annual Return, Percent	21.60%	9.07%		8.54%
Without Sales Load [Member] | C000092783
Average Annual Return [Line Items]
Average Annual Return, Percent	21.80%	9.62%		8.89%
Without Sales Load [Member] | C000130040
Average Annual Return [Line Items]
Average Annual Return, Percent	30.74%	7.92%		10.03%
Without Sales Load [Member] | C000035582
Average Annual Return [Line Items]
Average Annual Return, Percent	30.62%	7.81%		9.93%
Without Sales Load [Member] | C000053346
Average Annual Return [Line Items]
Average Annual Return, Percent	29.22%	6.67%		8.91%
Without Sales Load [Member] | C000053345
Average Annual Return [Line Items]
Average Annual Return, Percent	30.28%	7.48%		9.57%
Without Sales Load [Member] | C000020162
Average Annual Return [Line Items]
Average Annual Return, Percent	30.34%	7.56%		9.66%
Without Sales Load [Member] | C000089472
Average Annual Return [Line Items]
Average Annual Return, Percent	35.50%	12.84%		11.74%
Without Sales Load [Member] | C000089471
Average Annual Return [Line Items]
Average Annual Return, Percent	33.96%	11.63%		10.69%
Without Sales Load [Member] | C000089469
Average Annual Return [Line Items]
Average Annual Return, Percent	35.05%	12.49%		11.37%
Without Sales Load [Member] | C000092803
Average Annual Return [Line Items]
Average Annual Return, Percent	35.14%	12.57%		11.47%
Without Sales Load [Member] | C000089468
Average Annual Return [Line Items]
Average Annual Return, Percent	19.87%	4.74%		5.50%
Without Sales Load [Member] | C000205250
Average Annual Return [Line Items]
Average Annual Return, Percent	20.18%	4.87%		5.58%
Without Sales Load [Member] | C000089467
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	3.65%		4.50%
Without Sales Load [Member] | C000089465
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%	4.40%		5.15%
Without Sales Load [Member] | C000092802
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%	4.49%		5.26%
Without Sales Load [Member] | C000150666
Average Annual Return [Line Items]
Average Annual Return, Percent	33.82%	8.27%		10.01%
Without Sales Load [Member] | C000020164
Average Annual Return [Line Items]
Average Annual Return, Percent	33.75%	8.21%		9.95%
Without Sales Load [Member] | C000064969
Average Annual Return [Line Items]
Average Annual Return, Percent	32.32%	7.05%		8.93%
Without Sales Load [Member] | C000020165
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	7.87%		9.59%
Without Sales Load [Member] | C000020166
Average Annual Return [Line Items]
Average Annual Return, Percent	33.44%	7.94%		9.69%
Without Sales Load [Member] | C000209977
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	1.28%	2.66%
Without Sales Load [Member] | C000209976
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%	1.33%	2.71%
Without Sales Load [Member] | C000237505
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%	0.31%	1.66%
Without Sales Load [Member] | C000237504
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%	0.97%	2.34%
Without Sales Load [Member] | C000122976
Average Annual Return [Line Items]
Average Annual Return, Percent	13.04%	3.72%		3.29%
Without Sales Load [Member] | C000122978
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%	2.79%		2.45%
Without Sales Load [Member] | C000122977
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%	3.43%		2.98%
Without Sales Load [Member] | C000122975
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%	3.48%		3.08%
Without Sales Load [Member] | C000176625
Average Annual Return [Line Items]
Average Annual Return, Percent	27.15%	9.72%		8.86%
Without Sales Load [Member] | C000020245
Average Annual Return [Line Items]
Average Annual Return, Percent	25.80%	8.54%		7.87%
Without Sales Load [Member] | C000020243
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	9.36%		8.52%
Without Sales Load [Member] | C000020246
Average Annual Return [Line Items]
Average Annual Return, Percent	26.95%	9.55%		8.72%
Without Sales Load [Member] | C000092786
Average Annual Return [Line Items]
Average Annual Return, Percent	29.41%	13.38%		11.51%
Without Sales Load [Member] | C000219846
Average Annual Return [Line Items]
Average Annual Return, Percent	29.44%	13.40%		11.52%
Without Sales Load [Member] | C000064968
Average Annual Return [Line Items]
Average Annual Return, Percent	27.92%	12.39%		10.51%
Without Sales Load [Member] | C000020160
Average Annual Return [Line Items]
Average Annual Return, Percent	28.88%	12.91%		11.02%
Without Sales Load [Member] | C000020159
Average Annual Return [Line Items]
Average Annual Return, Percent	29.08%	13.11%		11.24%
Without Sales Load [Member] | C000020179
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	11.77%		10.26%
Without Sales Load [Member] | C000130041
Average Annual Return [Line Items]
Average Annual Return, Percent	27.24%	11.88%		10.37%
Without Sales Load [Member] | C000053348
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%	10.59%		9.24%
Without Sales Load [Member] | C000053347
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%	11.41%		9.90%
Without Sales Load [Member] | C000020178
Average Annual Return [Line Items]
Average Annual Return, Percent	26.81%	11.50%		9.99%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	26.17%	10.43%		9.50%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	26.17%	10.43%		9.50%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	26.17%	10.43%		9.50%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	26.17%	10.43%		9.50%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	26.17%	10.43%		9.50%
ALLSPRING Index: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	25.20%	9.75%		9.98%
ALLSPRING Index: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	25.20%	9.75%		9.98%
ALLSPRING Index: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	25.20%	9.75%		9.98%
ALLSPRING Index: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	25.20%	9.75%		9.98%
ALLSPRING Index: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	25.20%	9.75%		9.98%
ALLSPRING Index: Diversified Capital Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Capital Builder Blended Index
Average Annual Return, Percent	30.44%	12.90%		11.12%
ALLSPRING Index: Diversified Capital Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Capital Builder Blended Index
Average Annual Return, Percent	30.44%	12.90%		11.12%
ALLSPRING Index: Diversified Capital Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Capital Builder Blended Index
Average Annual Return, Percent	30.44%	12.90%		11.12%
ALLSPRING Index: Diversified Capital Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Capital Builder Blended Index
Average Annual Return, Percent	30.44%	12.90%		11.12%
ALLSPRING Index: Diversified Income Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Income Builder Blended Index
Average Annual Return, Percent	18.85%	6.12%		6.48%
ALLSPRING Index: Diversified Income Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Income Builder Blended Index
Average Annual Return, Percent	18.85%	6.12%		6.48%
ALLSPRING Index: Diversified Income Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Income Builder Blended Index
Average Annual Return, Percent	18.85%	6.12%		6.48%
ALLSPRING Index: Diversified Income Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Income Builder Blended Index
Average Annual Return, Percent	18.85%	6.12%		6.48%
ALLSPRING Index: Diversified Income Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Income Builder Blended Index
Average Annual Return, Percent	18.85%	6.12%		6.48%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
ALLSPRING Index: Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	12.71%	1.02%	2.45%
ALLSPRING Index: Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	12.71%	1.02%	2.45%
ALLSPRING Index: Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	12.71%	1.02%	2.45%
ALLSPRING Index: Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	12.71%	1.02%	2.45%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Index Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index Asset Allocation Blended Index
Average Annual Return, Percent	25.16%	9.62%		9.16%
ALLSPRING Index: Index Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index Asset Allocation Blended Index
Average Annual Return, Percent	25.16%	9.62%		9.16%
ALLSPRING Index: Index Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index Asset Allocation Blended Index
Average Annual Return, Percent	25.16%	9.62%		9.16%
ALLSPRING Index: Index Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index Asset Allocation Blended Index
Average Annual Return, Percent	25.16%	9.62%		9.16%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.01%	10.33%		8.93%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.01%	10.33%		8.93%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.01%	10.33%		8.93%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.01%	10.33%		8.93%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.01%	10.33%		8.93%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	12.08%	0.70%		2.15%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	12.08%	0.70%		2.15%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	12.08%	0.70%		2.15%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	12.08%	0.70%		2.15%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	12.08%	0.70%		2.15%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	11.99%	(0.83%)	0.18%
ALLSPRING Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	11.99%	(0.83%)	0.18%
ALLSPRING Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	11.99%	(0.83%)	0.18%
ALLSPRING Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	11.99%	(0.83%)	0.18%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%		12.83%